Transactions with Related Parties - Additional Information (Details) - Transaction	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Parent entity	GungHo Online Entertainment, Inc.
Number of related party transactions	0	0	0
GungHo Online Entertainment, Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership held by related party	59.31%